Stock-based compensation Stock-based compensation - Deferred stock unit plan (Details) - Deferred stock units (DSUs) - CAD / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liability classified deferred stock unit plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (units)	530,622	586,834	625,156
Granted/issued (units)	0	7,674	141,509
Modified (units)	571,569
Redeemed (units)	(173,317)	(63,886)	(179,831)
Ending balance (units)	928,874	530,622	586,834
Equity classified deferred stock unit plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (units)	169,728	0
Granted/issued (units)	378,867	161,007
Dividend equivalents granted/issued (units)	22,974	8,721
Modified (units)	571,569
Ending balance (units)	0	169,728	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, beginning of period (CAD per unit)	CAD 6.50	CAD 0.00
Granted/Issued, Weighted average exercise price (CAD per unit)	3.29	6.52
Dividend equivalents granted/issued, Weighted average exercise price (CAD per unit)	3.07	6.10
Modified, Weighted average exercise price (CAD per unit)	2.58
Outstanding, end of period (CAD per unit)	CAD 0.00	CAD 6.50	CAD 0.00